LIABILITIES FROM FINANCING ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2023
LIABILITIES FROM FINANCING ACTIVITIES
Schedule of reconciliation of the balances of liabilities from financing activities

The following table presents the reconciliation of the balances of liabilities from financing activities as of December 31, 2023 and 2022:

			Non-cash changes
	Balance as of		Foreign
	January 1, 2023	Cash flows	currency	Interests	Other	Balance as of
			translation	accrued	movements	December 31, 2023
			adjustment
	In millions of COP
Liabilities from financing activities
Repurchase agreements and other similar secured borrowing	189,052	304,846	(23,603)	-	-	470,295
Borrowings from other financial institutions(1)	19,692,638	(1,674,476)	(4,029,947)	1,658,996	1,395	15,648,606
Debt instruments in issue(1)	19,575,988	(3,494,834)	(2,844,193)	1,426,615	-	14,663,576
Preferred shares(2)	584,204	(57,701)	-	57,701	-	584,204
Total liabilities from financing activities	40,041,882	(4,922,165)	(6,897,743)	3,143,312	1,395	31,366,681
(1)	The cash flows disclosed in this table related with Borrowings from other financial institutions and Debt securities in issue include the interests paid during the year amounting to COP 1,607,927 and COP 1,347,889, respectively, which are classified as cash flows from operating activities in the Consolidated Statement of Cash Flow.
(2)	The cash flow amounting to COP 57,701 corresponds to the fixed minimum dividend paid to the preferred shares' holders and is included in the line "dividends paid" of the Consolidated Statement of Cash Flow, which includes the divideds paid during the year to both preferred and common shares holders.

			Non-cash changes
	Balance as of		Foreign
	January 1, 2022	Cash flows	currency	Interests	Other	Balance as of
			translation	accrued	movements	December 31, 2022
			adjustment
	In millions of COP
Liabilities from financing activities
Repurchase agreements and other similar secured borrowing	763,325	(579,488)	5,215	-	-	189,052
Borrowings from other financial institutions(1)	8,551,558	7,963,253	2,404,567	763,717	9,543	19,692,638
Debt instruments in issue(1)	21,093,864	(5,767,989)	2,921,602	1,328,511	-	19,575,988
Preferred shares(2)	584,204	(57,701)	-	57,701	-	584,204
Total liabilities from financing activities	30,992,951	1,558,075	5,331,384	2,149,929	9,543	40,041,882
(1)	The cash flows disclosed in this table related with Borrowings from other financial institutions and Debt securities in issue include the interests paid during the year amounting to COP 536,024 and COP 1,206,895, respectively, which are classified as cash flows from operating activities in the Consolidated Statement of Cash Flow.
(2)	The cash flow amounting to COP 57,701 corresponds to the fixed minimum dividend paid to the preferred shares' holders and is included in the line "dividends paid" of the Consolidated Statement of Cash Flow, which includes the divideds paid during the year to both preferred and common shares holders.